Capital and Reserves - Incentive share options outstanding (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 item	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) USD ($) $ / shares
Capital and reserves [Line Items]
Weighted average exercise price - Balance Ending | $ / shares	$ 1.81
Number of shares issued or issuable on exercise - Options exercised (in shares) | item			852,500
Number of shares issued or issuable on exercise - Balance End (in shares)		10,465,233	10,465,233
Balance - Share based compensation expense				$ 2,776,000	$ 2,480,000
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Weighted average exercise price - Balance Opening | $ / shares	1.66				$ 2.06
Weighted average exercise price - stock options granted | $ / shares	1.93				2.07
Weighted average exercise price - options exercised | $ / shares	0.90				0.77
Weighted average exercise price - options forfeited or expired | $ / shares	1.94				5.39
Weighted average exercise price - Balance Ending | $ / shares	$ 1.81				$ 1.66
Number of shares issued or issuable on exercise - Balance Opening (in shares)		7,738,833			6,546,666
Number of shares issued or issuable on exercise - Stock options granted (in shares)		4,053,900			2,524,000
Number of shares issued or issuable on exercise - Options exercised (in shares)		852,500			281,666
Number of shares issued or issuable on exercise - Options forfeited or expired (in shares)		475,000			1,050,167
Number of shares issued or issuable on exercise - Balance End (in shares)		10,465,233			7,738,833
Opening Balance				5,469,000	$ 6,258,000
Balance - Stock options granted				0	0
Balance - Share based compensation expense				3,507,000	2,480,000
Balance - Options exercised				(383,000)	(106,000)
Balance - Options forfeited or expired				(442,000)	(3,163,000)
Ending Balance				$ 8,151,000	$ 5,469,000